Maturity of Financial Assets and Liabilities (Details) - Schedule of the maturities of assets and liabilities - CLP ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Financial assets
Total financial assets			[1]		[2]
Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities		746,872		379,934
Cash items in process of being cleared [Member] | Demand [Member]
Financial liabilities
Total financial liabilities		746,872		379,934
Cash items in process of being cleared [Member] | Up to 1 month [Member]
Financial liabilities
Total financial liabilities
Cash items in process of being cleared [Member] | Between 1 and 3 months [Member]
Financial liabilities
Total financial liabilities
Cash items in process of being cleared [Member] | Between 3 and 12 months [Member]
Financial liabilities
Total financial liabilities
Cash items in process of being cleared [Member] | Between 1 and 3 years [Member]
Financial liabilities
Total financial liabilities
Cash items in process of being cleared [Member] | Between 3 and 5 years [Member]
Financial liabilities
Total financial liabilities
Cash items in process of being cleared [Member] | More than 5 years [Member]
Financial liabilities
Total financial liabilities
Financial derivative contracts and hedge contracts [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities		14,108,114	[3]	10,871,241	[4]
Financial derivative contracts and hedge contracts [Member] | Demand [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities			[3]		[4]
Financial derivative contracts and hedge contracts [Member] | Up to 1 month [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities		67,236	[3]	195,808	[4]
Financial derivative contracts and hedge contracts [Member] | Between 1 and 3 months [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities		151,948	[3]	348,382	[4]
Financial derivative contracts and hedge contracts [Member] | Between 3 and 12 months [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities		2,541,236	[3]	987,403	[4]
Financial derivative contracts and hedge contracts [Member] | Between 1 and 3 years [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities		4,686,662	[3]	2,948,206	[4]
Financial derivative contracts and hedge contracts [Member] | Between 3 and 5 years [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities		2,415,134	[3]	2,294,608	[4]
Financial derivative contracts and hedge contracts [Member] | More than 5 years [Member] | Financial liabilities for trading at FVTPL [Member]
Financial liabilities
Total financial liabilities		4,245,898	[3]	4,096,834	[4]
Deposits other demand liabilities [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		14,086,226		17,900,938
Deposits other demand liabilities [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		14,086,226		17,900,938
Deposits other demand liabilities [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Deposits other demand liabilities [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Deposits other demand liabilities [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Deposits other demand liabilities [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Deposits other demand liabilities [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Deposits other demand liabilities [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Time deposits and other time liabilities [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		12,978,790		10,131,055
Time deposits and other time liabilities [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		234,170		204,548
Time deposits and other time liabilities [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		12,712,880		5,211,798
Time deposits and other time liabilities [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		5,806		2,642,651
Time deposits and other time liabilities [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				1,902,664
Time deposits and other time liabilities [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		25,934		108,510
Time deposits and other time liabilities [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				39,728
Time deposits and other time liabilities [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				21,156
Obligations under repurchase agreements [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		315,355		86,634
Obligations under repurchase agreements [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Obligations under repurchase agreements [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		211,730		86,634
Obligations under repurchase agreements [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		103,516
Obligations under repurchase agreements [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		109
Obligations under repurchase agreements [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Obligations under repurchase agreements [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Obligations under repurchase agreements [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Interbank borrowings [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		8,864,765		8,826,583
Interbank borrowings [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		24,667		100,135
Interbank borrowings [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		149,482		218,528
Interbank borrowings [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		818,030		606,255
Interbank borrowings [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		2,252,305		2,290,225
Interbank borrowings [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		5,620,281		5,611,440
Interbank borrowings [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Interbank borrowings [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Issue debt instruments [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]	8,899,762
Issue debt instruments [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]
Issue debt instruments [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]	(296,206)
Issue debt instruments [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]	204,084
Issue debt instruments [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]	584,517
Issue debt instruments [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]	2,809,573
Issue debt instruments [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]	1,915,970
Issue debt instruments [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities	[5]	3,681,824
Other financial liabilities [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		292,995		182,907
Other financial liabilities [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				182,442
Other financial liabilities [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		292,756		69
Other financial liabilities [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				101
Other financial liabilities [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				34
Other financial liabilities [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		142		101
Other financial liabilities [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		97		115
Other financial liabilities [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				45
Lease liabilities [member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		137,089		139,795
Lease liabilities [member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Lease liabilities [member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Lease liabilities [member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Lease liabilities [member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		25,902		23,391
Lease liabilities [member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		46,955		45,121
Lease liabilities [member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		32,784		35,248
Lease liabilities [member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		31,448		36,035
Guarantees received (margin accounts) [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		1,017,968		857,679
Guarantees received (margin accounts) [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities		1,017,968		857,679
Guarantees received (margin accounts) [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Guarantees received (margin accounts) [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Guarantees received (margin accounts) [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Guarantees received (margin accounts) [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Guarantees received (margin accounts) [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Guarantees received (margin accounts) [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Total financial liabilities [Member]
Financial liabilities
Total financial liabilities		61,447,936
Total financial liabilities [Member] | Demand [Member]
Financial liabilities
Total financial liabilities		16,109,903
Total financial liabilities [Member] | Up to 1 month [Member]
Financial liabilities
Total financial liabilities		13,137,878
Total financial liabilities [Member] | Between 1 and 3 months [Member]
Financial liabilities
Total financial liabilities		1,283,384
Total financial liabilities [Member] | Between 3 and 12 months [Member]
Financial liabilities
Total financial liabilities		5,404,069
Total financial liabilities [Member] | Between 1 and 3 years [Member]
Financial liabilities
Total financial liabilities		13,189,547
Total financial liabilities [Member] | Between 3 and 5 years [Member]
Financial liabilities
Total financial liabilities		4,363,985
Total financial liabilities [Member] | More than 5 years [Member]
Financial liabilities
Total financial liabilities		7,959,170
Issued debt instruments [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				8,397,060
Issued debt instruments [Member] | Demand [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities
Issued debt instruments [Member] | Up to 1 month [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				7,375
Issued debt instruments [Member] | Between 1 and 3 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				289,466
Issued debt instruments [Member] | Between 3 and 12 months [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				871,447
Issued debt instruments [Member] | Between 1 and 3 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				1,819,637
Issued debt instruments [Member] | Between 3 and 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				2,368,118
Issued debt instruments [Member] | More than 5 years [Member] | Financial liabilities at amortised cost [Member]
Financial liabilities
Total financial liabilities				3,041,017
Total financial liabilities [Member]
Financial liabilities
Total financial liabilities				57,773,826
Total financial liabilities [Member] | Demand [Member]
Financial liabilities
Total financial liabilities				19,625,676
Total financial liabilities [Member] | Up to 1 month [Member]
Financial liabilities
Total financial liabilities				5,720,212
Total financial liabilities [Member] | Between 1 and 3 months [Member]
Financial liabilities
Total financial liabilities				3,886,855
Total financial liabilities [Member] | Between 3 and 12 months [Member]
Financial liabilities
Total financial liabilities				6,075,164
Total financial liabilities [Member] | Between 1 and 3 years [Member]
Financial liabilities
Total financial liabilities				10,533,015
Total financial liabilities [Member] | Between 3 and 5 years [Member]
Financial liabilities
Total financial liabilities				4,737,817
Total financial liabilities [Member] | More than 5 years [Member]
Financial liabilities
Total financial liabilities				7,195,087
Cash and deposits in banks [Member]
Financial assets
Total financial assets		1,982,942		2,881,558
Cash and deposits in banks [Member] | Demand [Member]
Financial assets
Total financial assets		1,982,942		2,881,558
Cash and deposits in banks [Member] | Up to 1 month [Member]
Financial assets
Total financial assets
Cash and deposits in banks [Member] | Between 1 and 3 months [Member]
Financial assets
Total financial assets
Cash and deposits in banks [Member] | Between 3 and 12 months [Member]
Financial assets
Total financial assets
Cash and deposits in banks [Member] | Between 1 and 3 years [Member]
Financial assets
Total financial assets
Cash and deposits in banks [Member] | Between 3 and 5 years [Member]
Financial assets
Total financial assets
Cash and deposits in banks [Member] | More than 5 years [Member]
Financial assets
Total financial assets
Cash items in process of collection [Member]
Financial assets
Total financial assets		843,816		390,271
Cash items in process of collection [Member] | Demand [Member]
Financial assets
Total financial assets		843,816		390,271
Cash items in process of collection [Member] | Up to 1 month [Member]
Financial assets
Total financial assets
Cash items in process of collection [Member] | Between 1 and 3 months [Member]
Financial assets
Total financial assets
Cash items in process of collection [Member] | Between 3 and 12 months [Member]
Financial assets
Total financial assets
Cash items in process of collection [Member] | Between 1 and 3 years [Member]
Financial assets
Total financial assets
Cash items in process of collection [Member] | Between 3 and 5 years [Member]
Financial assets
Total financial assets
Cash items in process of collection [Member] | More than 5 years [Member]
Financial assets
Total financial assets
Financial derivative contracts and hedge contracts [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		12,150,722	[3]	10,123,607	[4]
Financial derivative contracts and hedge contracts [Member] | Demand [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets			[3]		[4]
Financial derivative contracts and hedge contracts [Member] | Up to 1 month [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		734,755	[3]	186,546	[4]
Financial derivative contracts and hedge contracts [Member] | Between 1 and 3 months [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		570,803	[3]	318,606	[4]
Financial derivative contracts and hedge contracts [Member] | Between 3 and 12 months [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		1,499,473	[3]	1,185,220	[4]
Financial derivative contracts and hedge contracts [Member] | Between 1 and 3 years [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		3,396,062	[3]	2,222,851	[4]
Financial derivative contracts and hedge contracts [Member] | Between 3 and 5 years [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		2,026,248	[3]	2,172,208	[4]
Financial derivative contracts and hedge contracts [Member] | More than 5 years [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		3,923,381	[3]	4,038,176	[4]
Debt financial instruments [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		154,046		73,347
Debt financial instruments [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		5,880,733		5,803,139
Debt financial instruments [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		4,867,591
Debt financial instruments [Member] | Demand [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets
Debt financial instruments [Member] | Demand [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets
Debt financial instruments [Member] | Demand [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Debt financial instruments [Member] | Up to 1 month [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		1		698
Debt financial instruments [Member] | Up to 1 month [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		2,617,251		3,259,823
Debt financial instruments [Member] | Up to 1 month [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Debt financial instruments [Member] | Between 1 and 3 months [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		114,165		67
Debt financial instruments [Member] | Between 1 and 3 months [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		744,182		90
Debt financial instruments [Member] | Between 1 and 3 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		96,326
Debt financial instruments [Member] | Between 3 and 12 months [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		70
Debt financial instruments [Member] | Between 3 and 12 months [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		68,973		309,831
Debt financial instruments [Member] | Between 3 and 12 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Debt financial instruments [Member] | Between 1 and 3 years [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		3,880		24,341
Debt financial instruments [Member] | Between 1 and 3 years [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		2,167		89,127
Debt financial instruments [Member] | Between 1 and 3 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		2,545,919
Debt financial instruments [Member] | Between 3 and 5 years [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		23,277		38,644
Debt financial instruments [Member] | Between 3 and 5 years [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		559,210		306,049
Debt financial instruments [Member] | Between 3 and 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		2,225,346
Debt financial instruments [Member] | More than 5 years [Member] | Financial assets for trading at FVTPL [Member]
Financial assets
Total financial assets		12,653		9,597
Debt financial instruments [Member] | More than 5 years [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		1,888,950		1,838,219
Debt financial instruments [Member] | More than 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Other financial instruments [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		142,306		99,375
Other financial instruments [Member] | Demand [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets
Other financial instruments [Member] | Up to 1 month [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets
Other financial instruments [Member] | Between 1 and 3 months [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets
Other financial instruments [Member] | Between 3 and 12 months [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets
Other financial instruments [Member] | Between 1 and 3 years [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		70,668		61,835
Other financial instruments [Member] | Between 3 and 5 years [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		66,478		32,658
Other financial instruments [Member] | More than 5 years [Member] | Financial assets at FVOCI [Member]
Financial assets
Total financial assets		5,160		4,882
Interbank loans [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		32,991		428
Interbank loans [Member] | Demand [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Interbank loans [Member] | Up to 1 month [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		32,991
Interbank loans [Member] | Between 1 and 3 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				428
Interbank loans [Member] | Between 3 and 12 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Interbank loans [Member] | Between 1 and 3 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Interbank loans [Member] | Between 3 and 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Interbank loans [Member] | More than 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Loans and account receivable from customers [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		38,696,410
Loans and account receivable from customers [Member] | Demand [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		713,513
Loans and account receivable from customers [Member] | Up to 1 month [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		3,402,788
Loans and account receivable from customers [Member] | Between 1 and 3 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		2,980,575
Loans and account receivable from customers [Member] | Between 3 and 12 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		5,158,378
Loans and account receivable from customers [Member] | Between 1 and 3 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		7,943,135
Loans and account receivable from customers [Member] | Between 3 and 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		4,431,396
Loans and account receivable from customers [Member] | More than 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		14,066,625
Guarantee deposits (margin accounts) [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		2,442,325		1,988,410
Guarantee deposits (margin accounts) [Member] | Demand [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets		2,442,325		1,988,410
Guarantee deposits (margin accounts) [Member] | Up to 1 month [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Guarantee deposits (margin accounts) [Member] | Between 1 and 3 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Guarantee deposits (margin accounts) [Member] | Between 3 and 12 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Guarantee deposits (margin accounts) [Member] | Between 1 and 3 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Guarantee deposits (margin accounts) [Member] | Between 3 and 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Guarantee deposits (margin accounts) [Member] | More than 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Total financial assets [Member]
Financial assets
Total financial assets		67,193,882		62,581,638
Total financial assets [Member] | Demand [Member]
Financial assets
Total financial assets		5,982,596		5,454,325
Total financial assets [Member] | Up to 1 month [Member]
Financial assets
Total financial assets		6,787,786		5,010,170
Total financial assets [Member] | Between 1 and 3 months [Member]
Financial assets
Total financial assets		4,506,051		2,014,342
Total financial assets [Member] | Between 3 and 12 months [Member]
Financial assets
Total financial assets		6,726,894		5,287,477
Total financial assets [Member] | Between 1 and 3 years [Member]
Financial assets
Total financial assets		13,961,831		7,905,130
Total financial assets [Member] | Between 3 and 5 years [Member]
Financial assets
Total financial assets		9,331,955		7,477,427
Total financial assets [Member] | More than 5 years [Member]
Financial assets
Total financial assets		$ 19,896,769		29,432,767
Debt instruments at amortized cost [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				4,692,441
Debt instruments at amortized cost [Member] | Demand [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Debt instruments at amortized cost [Member] | Up to 1 month [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Debt instruments at amortized cost [Member] | Between 1 and 3 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Debt instruments at amortized cost [Member] | Between 3 and 12 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Debt instruments at amortized cost [Member] | Between 1 and 3 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				429,630
Debt instruments at amortized cost [Member] | Between 3 and 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				4,262,811
Debt instruments at amortized cost [Member] | More than 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets
Loans and accounts receivables at amortized cost [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				36,529,062
Loans and accounts receivables at amortized cost [Member] | Demand [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				194,086
Loans and accounts receivables at amortized cost [Member] | Up to 1 month [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				1,563,103
Loans and accounts receivables at amortized cost [Member] | Between 1 and 3 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				1,695,151
Loans and accounts receivables at amortized cost [Member] | Between 3 and 12 months [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				3,792,426
Loans and accounts receivables at amortized cost [Member] | Between 1 and 3 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				5,077,346
Loans and accounts receivables at amortized cost [Member] | Between 3 and 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				665,057
Loans and accounts receivables at amortized cost [Member] | More than 5 years [Member] | Financial assets at amortised cost [Member]
Financial assets
Total financial assets				$ 23,541,893

[1]	Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$894, Ch$1 and Ch$1,153,266 million, respectively.
[2]	Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$711, Ch$0 and Ch$1,051,434 million, respectively.
[3]	Includes derivative contracts for trading purposes and hedge derivatives contracts.
[4]	Includes derivative contracts for trading purposes and hedge derivatives contracts.
[5]	Includes Subordinated bonds for MCh$1,733,869 which is presented as Regulatory capital financial instruments.